Insurance Contracts - Impact of Method and Assumption Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	$ 90	$ (239)
Deferred in CSM	318	432
Mortality / Morbidity
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	(115)	(75)
Deferred in CSM	179	136
Expense
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	10	(9)
Deferred in CSM	(171)	7
Financial
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	163	24
Deferred in CSM	202	135
Policyholder Behaviour
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	(75)	(35)
Deferred in CSM	(274)	(30)
Model enhancements and other
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Income impact	107	(144)
Deferred in CSM	$ 382	$ 184